Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Components of (Loss) Income Before Income Tax
The components of (loss) income before income tax are as follows:

Year ended December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)
PRC, excluding Hong Kong	$(10,404)	$31,640	$(11,635)	$(24,710)	$(10,588)	$(6,079)
Hong Kong and other jurisdictions	(4,827)	(9,368)	(27,483)	(25,629)	(39,387)	50,269

	$(15,231)	$22,272	$(39,118)	$(50,339)	$(49,975)	$44,190

Summary of Income Tax Credit (Expense)
The income tax benefit/(expense) for the years ended December 31, 2019, 2020, 2021, 2022, 2023 and 2024 comprise the following:

December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)
Deferred income tax benefit (expense)	$2,040	$(6,522)	$(14,326)	$(2,881)	$949	$(15,040)
Current tax expense	—	(57)	11	356	(1,422)	(4)

Total	$2,040	$(6,579)	$(14,315)	$(2,525)	$(473)	$(15,044)

Summary of Deferred Tax Assets and Liabilities
The Company’s deferred tax assets as of December 31, 2020, 2021, 2022, 2023 and 2024 are attributable to the following:

December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Operating losses	$10,583	$16,834	$14,525	$11,975	$11,023
Property, plant and equipment	21	61	—	—	—

Total deferred tax assets	10,604	16,895	14,525	11,975	11,023
Less: valuation allowance	(6,450)	(16,867)	(14,156)	(10,937)	(8,909)

Net deferred tax assets	$4,154	$28	$369	$1,038	$2,114

The Company’s deferred tax liabilities as of December 31, 2020, 2021, 2022, 2023 and 2024 are attributable to the following:

December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Sales-type lease income	$11,380	$18,211	$16,072	$15,437	$14,929
Debt issuance cost	$—	$35	$11	$—	$—
Operating lease income	$144	$840	$1,068	$1,106	$1,029
Taxable temporary differences arising from long-lived assets	$241	$228	$292	$334	$384
Operating losses	$(2,838)	$—	$—	$—	$—

Net deferred tax liabilities	$8,927	$19,314	$17,443	$16,877	$16,342

Summary of Movement of Deferred Tax Assets Valuation Allowance
Movement of valuation allowance:

December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)
At beginning of the year	$9,307	$8,437	$6,450	$16,867	$14,156	$10,937
Current year addition (deduction)	(870)	(209)	11,091	784	1,042	1,700
Recognized deferred tax asset	—	—	(28)	(341)	(669)	(1,076)
Utilized during the year	—	—	—	(317)	(921)	(805)
Expired tax loss-PRC	—	(1,778)	(837)	(2,024)	(1,907)	(1,558)
Exchange difference	—	—	191	(813)	(764)	(289)

At end of the year	$8,437	$6,450	$16,867	$14,156	$10,937	$8,909

Summary of Reconciliation of Income Tax Expense
A reconciliation of the income tax expense to the amount computed by applying the current statutory tax rate to the income (loss) before income taxes in the consolidated statements of comprehensive income (loss) is as follows:

Year ended December 31,	2019	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)	(’000)
(Loss) income before income taxes	$(15,231)	$22,272	$(39,118)	$(50,339)	$(49,975)	$44,190
PRC tax rate	25%	25%	25%	25%	25%	25%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$3,808	$(5,568)	$9,780	$12,584	$12,494	$(11,048)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(192)	(195)	(1,373)	(13)	(5)	9
Change in valuation allowance	870	209	(11,067)	(443)	(373)	(624)
Tax benefit (tax expense) arising from items which are not assessable (deductible) for tax purposes:
Non-deductible and non-taxable items	(2,311)	(1,343)	(12,329)	(15,664)	(14,475)	(5,029)
Others	(135)	318	674	1,011	1,886	1,648

Income tax benefit (expense)	$2,040	$(6,579)	$(14,315)	$(2,525)	$(473)	$(15,044)